Affiliate Investment (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Schedule of Affiliate Investments
The components of the net transfers (to)/from affiliate are summarized below:

	Years Ended December 31,
	2013	2012	2011
Capital contributions:
Loan origination activities	$124,722	$119,094	$132,900
Loan sales to affiliates	35	13,502	57,440
Corporate overhead activities	62,031	69,830	87,914
Due to acquisitions	—	—	7,100
Other	2,004	5,429	2,240
Total capital contributions	188,792	207,855	287,594
Dividend to affiliate	(120,000)	(420,000)	(100,000)
Corporate push-down	3,093	1,241	18,209
Net change in income tax accounts	(134,219)	(78,842)	(53,429)
Net change in receivable/payable with affiliate	(101,044)	(94,264)	(43,540)
Total net transfers (to)/from affiliate	$(163,378)	$(384,010)	$108,834